Segment Financial Information	6 Months Ended
Jun. 30, 2018
Text block1 [abstract]
Segment Financial Information

NOTE 5. SEGMENT FINANCIAL INFORMATION

PEMEX’s primary business is the exploration and production of crude oil and natural gas, as well as the production, processing, marketing and distribution of petroleum and petrochemical products. After the Corporate Reorganization, PEMEX’s operations have been conducted through nine business segments: exploration and production, industrial transformation, cogeneration and services, drilling and services, logistics, ethylene, fertilizers, the Trading Companies and corporate and other operating subsidiary companies. Due to PEMEX’s structure, there are significant quantities of inter-segment sales among the reporting segments, which are made at internal transfer prices established by PEMEX reflecting international market prices.

The primary sources of revenue for PEMEX’s business segments are as described below:

•

The exploration and production segment earns revenues from domestic sales of crude oil and natural gas, and from exporting crude oil through certain of the Trading Companies. Export sales are made through PMI CIM to approximately 32 major customers in various foreign markets. Approximately half of PEMEX’s crude oil is sold to Pemex Industrial Transformation.

•

The industrial transformation segment earns revenues from sales of refined petroleum products and derivatives, mainly to third parties within the domestic market. This segment also sells a significant portion of the fuel oil it produces to the Comisión Federal de Electricidad (Federal Electricity Commission, or “CFE”) and a significant portion of jet fuel produced to Aeropuertos y Servicios Auxiliares (the Airports and Auxiliary Services Agency). The refining segment’s most important products are different types of gasoline and diesel.

The industrial transformation segment also earns revenues from domestic sources generated by sales of natural gas, liquefied petroleum gas, naphtha, butane and ethane and certain other petrochemicals such as methane derivatives, ethane derivatives, aromatics and derivatives.

•

The cogeneration segment receives income from the cogeneration, supply and sale of electricity and thermal energy, and it also provides technical and management activities associated with these services.

•	The drilling segment receives income from drilling services, and servicing and repairing wells.

•

The logistics segment earns income from transportation and storage of crude oil, petroleum products and petrochemicals, as well as related services, which it provides by employing pipelines and offshore and onshore resources, and from providing services related to the maintenance, handling, guarding and management of these products.

•	The ethylene segment earns revenues from the distribution and trade of methane, ethane and propylene in the domestic market.

•	The fertilizers segment earns revenues from trading ammonia, fertilizers and its derivatives, mostly in the domestic market.

•

The trading companies segment, which consist of PMI CIM, PMI NASA, PMI Trading and MGAS (the “Trading Companies”), earn revenues from trading crude oil, natural gas and petroleum and petrochemical products in international markets.

•

The segment related to corporate and other operating Subsidiary Companies provides administrative, financing, consulting and logistical services, as well as economic, tax and legal advice and re-insurance services to PEMEX’s entities and companies.

The following tables present the condensed financial information of these segments, after elimination of unrealized intersegment gain (loss), and include only select line items. As a result, the line items presented below may not total. These reporting segments are those which PEMEX’s management evaluates in its analysis of PEMEX and on which it bases its decision-making.

As of/for the six month periods ended June 30 , 2018	Exploration and Production	Industrial Transformation	Cogeneration and Services	Drilling and Services	Logistics	Fertilizers	Ethylene	Trading Companies	Corporate and Other Operating Subsidiary Companies	Intersegment eliminations	Total
Sales:
Trade	235,689,465	481,690,782	—	—	—	1,773,974	6,563,445	101,552,868	2,012,018	—	829,282,552
Intersegment	213,902,695	85,736,578	—	2,212,873	32,019,150	1,046,387	704,832	323,999,851	48,776,165	(708,398,531)	—
Services income	—	362,963	—	25,156	2,489,437	1,948	5,578	35,821	1,366,587	—	4,287,490
(Reversal) impairment of wells pipe-lines, properties, plant and equipment	(36,711,403)	(7,803,065)	—	—	—	2,154,016	—	—	—	—	(42,360,452)
Cost of sales	210,101,903	563,862,842	—	1,060,852	20,167,802	3,411,785	7,353,302	417,171,921	24,906,788	(667,061,674)	580,975,521

Gross income (loss)	276,201,660	11,730,546	—	1,177,177	14,340,785	(2,743,492)	(79,447)	8,416,619	27,247,982	(41,336,857)	294,954,973
Other revenues (expenses), net	4,101,924	3,348,024	1,788	(1,932,918)	(14,265,893)	25,831	67,732	447,308	1,520,399	14,409,860	7,724,055
Distribution, transportation and sales expenses	124,828	12,392,562	—	63	15,382	179,403	82,391	232,858	37,459	(1,990,895)	11,074,051
Administrative expenses	27,360,806	21,236,183	—	352,138	4,550,764	242,689	626,410	916,991	34,198,389	(25,158,088)	64,326,282

Operating income (loss)	252,817,950	(18,550,175)	1,788	(1,107,942)	(4,491,254)	(3,139,753)	(720,516)	7,714,078	(5,467,467)	221,986	227,278,695
Financing income	42,975,869	4,867,481	1	142,575	612,787	2,818	11,729	370,485	70,368,989	(108,383,165)	10,969,569
Financing cost	(59,110,719)	(973,317)	—	(381,390)	(144,266)	(189,543)	(25,559)	(732,894)	(103,576,300)	108,161,171	(56,972,817)
Derivative financial instruments (loss) gain, net	(9,682,793)	(20,907)	—	—	—	—	—	(1,661,925)	2,072,712	7	(9,292,906)
Foreign exchange (loss) income, net	8,727,059	(1,599,203)	—	(34,203)	(98,860)	(10,478)	(10,478)	265,227	(4,733,747)	—	2,505,317
(Loss) profit sharing in associates	60,095	—	—	—	(553)	—	—	432,093	(5,268,146)	5,624,647	848,136
Taxes, duties and other	226,543,089	—	—	(411,178)	(6,126,518)	—	—	3,865,394	1,325,602	—	225,196,389

Net (loss) income	9,244,372	(16,276,121)	1,789	(969,782)	2,004,372	(3,336,956)	(744,824)	2,521,670	(47,929,561)	5,624,646	(49,860,395)

Total current assets	1,092,665,803	228,874,626	—	8,774,048	31,284,758	1,963,988	4,276,184	148,590,483	536,016,409	(1,689,878,695)	362,567,604
Investments in joint ventures and associates	124,423	4	—	—	17,783	—	—	15,965,142	(466,946,467)	467,777,870	16,938,755
Wells, pipelines, properties, plant and equipment, net	943,299,127	289,594,157	—	17,478,212	117,402,968	3,659,202	18,479,853	6,763,729	33,546,577	—	1,430,223,825
Total assets	2,109,752,502	519,391,505	—	27,119,590	179,211,676	5,675,237	22,917,849	177,847,795	2,159,248,411	(3,068,456,971)	2,132,707,594
Total current liabilities	292,778,523	126,822,276	—	2,924,666	29,530,499	6,531,365	2,703,176	100,825,821	1,491,499,353	(1,682,597,620)	371,018,059
Long-term debt	1,849,958,235	21,262,169	—	10,814,834	2,438,389	—	—	2,344,152	1,862,043,745	(1,845,631,186)	1,903,230,338
Employee benefits	380,688,849	603,048,228	—	349,713	1,952,532	105,605	111,353	(930,408)	302,582,070	—	1,287,907,942
Total liabilities	2,613,361,506	755,563,795	—	15,587,610	40,684,421	6,640,994	2,846,006	105,534,647	3,675,558,718	(3,536,234,840)	3,679,542,857
Equity (deficit), net	(503,609,004)	(236,172,290)	—	11,531,980	138,527,255	(965,757)	20,071,843	72,313,148	(1,516,310,307)	467,777,869	(1,546,835,263)
Depreciation and amortization	59,022,608	9,303,331	—	1,150,621	2,533,607	(47,399)	691,806	31,225	1,047,916	—	73,733,715
Net periodic cost of employee benefits	17,203,359	27,159,469	—	16,500	109,640	7,245	6,320	16,764	13,523,709	—	58,043,006
Acquisition of wells, pipelines, properties, plant and equipment	26,220,322	5,598,406	—	305,607	1,203,918	60,585	162,838	72,176	1,221,778	—	34,845,630

As of/for the six month periods ended June 30, 2017	Exploration and Production	Industrial Transformation	Cogeneration and Services	Drilling and Services	Logistics	Fertilizers	Ethylene	Trading Companies	Corporate and Other Operating Subsidiary Companies	Intersegment eliminations	Total
Sales:
Trade	—	418,708,519	—	—	—	2,290,875	6,112,538	234,763,658	1,638,671	—	663,514,261
Intersegment	387,322,281	67,897,390	20,796	1,666,398	45,641,151	51,300	950,069	248,203,044	33,189,159	(784,941,588)	—
Services income	—	3,053,130	39,241	12,852	1,774,738	1,488	16,051	382,655	588,418	(447,467)	5,421,106
Impairment of wells pipe- lines, properties, plant and equipment	5,343,634	(3,977,849)	—	2,035,625	—	—	—	—	—	—	3,401,410
Cost of sales	184,384,848	514,898,359	70,205	619,910	21,607,682	2,692,122	6,918,801	476,326,584	11,762,832	(756,551,811)	462,729,532

Gross income (loss)	197,593,799	(21,261,471)	(10,168)	(976,285)	25,808,207	(348,459)	159,857	7,022,773	23,653,416	(28,837,244)	202,804,425
Other revenues (expenses), net	15,539,472	1,292,008	—	(90,423)	65,590	8,658	(7,624)	(5,857,219)	900,306	(25,415)	11,825,353
Distribution, transportation and sales expenses	—	15,467,380	4,392	—	32,186	231,962	167,348	158,261	18,644	(4,546,078)	11,534,095
Administrative expenses	28,475,643	18,824,418	16,858	493,768	3,626,719	243,137	574,522	798,932	30,281,796	(24,512,579)	58,823,214

Operating income (loss)	184,657,628	(54,261,261)	(31,418)	(1,560,476)	22,214,892	(814,900)	(589,637)	208,361	(5,746,718)	195,998	144,272,469
Financing income	69,818,829	5,584,282	—	20,592	471,888	990	31,278	462,796	74,909,454	(143,998,362)	7,301,747
Financing cost	(65,802,803)	(1,265,639)	(11,532)	(417,107)	(131,032)	(77,849)	(16)	(554,405)	(125,284,874)	143,932,332	(49,612,925)
Derivative financial instruments (loss) gain, net	60,229	1,217	—	—	—	—	—	401,399	19,870,040	—	20,332,885
Foreign exchange (loss) income, net	173,933,137	12,167,046	—	899,966	757,272	17,956	(3,942)	(74,187)	14,965,495	—	202,662,743
(Loss) profit sharing in associates	30,869	8,898	—	—	—	—	—	681,074	143,878,951	(143,724,838)	874,954
Taxes, duties and other	198,282,332	—	—	—	4,863,301	—	—	2,136,487	(155,996)	—	205,126,124

Net (loss) income	164,415,557	(37,765,457)	(42,950)	(1,057,025)	18,449,719	(873,803)	(562,317)	(1,011,449)	122,748,344	(143,594,870)	120,705,749

Total current assets	964,913,349	462,726,752	373,075	5,127,722	42,878,368	973,042	3,775,048	105,579,201	467,085,984	(1,729,964,853)	323,467,688
Investments in joint ventures and associates	170,393	258,066	—	—	—	—	—	16,177,240	(110,495,118)	114,912,582	21,023,163
Wells, pipelines, properties, plant and equipment, net	1,109,802,774	307,817,470	—	17,888,173	119,066,085	7,638,625	19,539,341	6,097,057	34,783,060	—	1,622,632,585
Total assets	2,111,214,443	771,049,731	373,087	23,633,374	179,130,478	8,666,191	23,414,242	132,925,292	2,202,326,329	(3,216,451,328)	2,236,281,839
Total current liabilities	267,249,434	361,029,037	489,095	2,193,240	17,339,578	2,975,536	1,838,802	61,377,372	1,372,311,581	(1,724,921,515)	361,882,160
Long-term debt	1,593,356,596	23,733,417	—	11,090,841	3,139,978	—	—	2,788,070	1,608,410,163	(1,593,095,189)	1,649,423,876
Employee benefits	372,165,984	590,820,264	202,730	461,089	602,008	22,824	23,951	(703,089)	288,348,867	—	1,251,944,628
Total liabilities	2,307,044,263	979,866,886	692,443	13,816,296	26,070,184	2,998,974	1,870,963	68,760,183	3,287,511,886	(3,331,363,910)	3,357,268,168
Equity (deficit), net	(195,829,820)	(208,817,155)	(319,356)	9,817,078	153,060,294	5,667,217	21,543,279	64,165,109	(1,085,185,557)	114,912,582	(1,120,986,329)
Depreciation and amortization	59,311,370	8,916,655	—	1,177,076	2,223,185	202,793	653,504	(51,384)	989,451	—	73,422,650
Net periodic cost of employee benefits	17,588,809	28,026,525	10,854	19,962	30,306	2,462	2,058	19,371	13,337,718	—	59,038,065
Acquisition of wells, pipelines, properties, plant and equipment	31,083,773	1,326,858	—	182,596	1,541,121	69,784	109,211	198	1,397,177	—	35,710,718

As of the year ended December 31, 2017	Exploration and Production	Industrial Transformation	Cogeneration and Services	Drilling and Services	Logistics	Fertilizers	Ethylene	Trading Companies	Corporate and Other Operating Subsidiary Companies	Intersegment eliminations	Total
Total current assets	1,036,063,541	570,380,888	179,807	6,871,148	49,391,784	3,155,476	3,994,381	158,414,445	506,187,594	(1,971,112,774)	363,526,290
Investments in joint ventures and associates	64,328	4	—	—	18,336	—	—	15,805,506	(465,026,224)	465,845,414	16,707,364
Wells, pipelines, properties, plant and equipment, net	945,945,889	286,423,735	—	18,956,882	119,647,553	5,713,998	19,008,822	6,739,231	34,073,216	—	1,436,509,326
Total assets	2,058,036,405	857,196,306	179,807	26,220,748	191,895,993	8,923,456	23,142,045	186,808,899	2,111,740,735	(3,332,142,280)	2,132,002,114
Total current liabilities	284,656,058	459,130,165	531,580	2,201,936	44,521,371	6,455,246	2,183,654	112,046,527	1,439,097,882	(1,961,697,234)	389,127,185
Long-term debt	1,826,843,268	25,437,147	—	11,258,734	2,814,640	—	—	2,712,654	1,837,690,559	(1,826,091,398)	1,880,665,604
Employee benefits	372,032,958	588,573,518	—	333,212	1,842,892	98,361	105,033	(966,238)	296,416,386	—	1,258,436,122
Total liabilities	2,570,412,398	1,077,108,748	531,580	13,886,424	56,706,251	6,556,050	2,308,890	116,842,881	3,587,988,972	(3,797,987,695)	3,634,354,499
Equity (deficit), net	(512,375,993)	(219,912,442)	(351,773)	12,334,324	135,189,742	2,367,406	20,833,155	69,966,018	(1,476,248,237)	465,845,415	(1,502,352,385)
Acquisition of wells, pipelines, properties, plant and equipment	67,845,989	14,678,182	—	418,283	5,189,409	219,152	475,196	321,145	4,832,462	—	93,979,818

PEMEX’s management measures the performance of the segments based on operating income and net segment income before elimination of unrealized intersegment gain (loss), as well as by analyzing the impact of the results of each segment in the unaudited condensed consolidated interim financial statements. For certain of the items in these unaudited condensed consolidated interim financial statements to agree with the individual financial statements of the operating segments, they must be reconciled. The tables below present the financial information of PEMEX’s operating segments, before intersegment eliminations:

As of/for the six month periods ended June 30, 2018	Exploration and Production		Industrial Transformation	Cogeneration and Services	Drilling and Services	Logistics	Fertilizers	Ethylene	Trading Companies	Corporate and Other Operating Subsidiary Companies
Sales:
By segment	Ps.	449,592,160	568,641,592	—	3,651,556	34,508,587	2,822,309	7,273,855	425,642,969	52,154,770
Less unrealized intersegment sales		—	(851,269)	—	(1,413,527)	—	—	—	(54,429)	—

Total consolidated sales	Ps.	449,592,160	567,790,323	—	2,238,029	34,508,587	2,822,309	7,273,855	425,588,540	52,154,770

Operating income (loss):
By segment	Ps.	253,357,916	(133,275)	1,788	(380,095)	(2,481,028)	(3,317,231)	(1,340,824)	8,112,877	(5,467,467)
Less unrealized intersegment sales		—	(851,269)	—	(1,413,527)	—	—	—	(54,429)	—
Less unrealized gain due to production cost valuation of inventory		(335,833)	(17,565,631)	—	388,751	—	—	—	(344,369)	—
Less capitalized refined products		(263,624)	—	—	—	—	—	—	—	—
Less amortization of capitalized interest		59,491	—	—	—	—	—	—	—	—
Less depreciation of revaluated assets		—	—	—	296,929	(2,010,226)	177,478	620,308	—	—

Total consolidated operating income (loss)	Ps.	252,817,950	(18,550,175)	1,788	(1,107,942)	(4,491,254)	(3,139,753)	(720,516)	7,714,079	(5,467,467)

Net income (loss):
By segment	Ps.	9,805,251	2,862,326	1,789	(493,393)	2,417,967	(3,911,486)	(1,069,148)	2,920,468	(47,929,561)
Less unrealized intersegment sales		—	(851,269)	—	(1,413,527)	—	—	—	(54,429)	—
Less unrealized gain due to production cost valuation of inventory		(335,833)	(17,565,631)	—	388,751	—	—	—	(344,369)	—
Less capitalized refined products		(263,624)	—	—	—	—	—	—	—	—
Less equity method elimination		(20,913)	(721,547)	—	—	311	397,052	(295,984)	1	—
Less amortization of capitalized interest		59,491	—	—	—	—	—	—	—	—
Less depreciation of revaluated assets		—	—	—	548,387	(413,906)	177,478	620,308	—	—

Total consolidated net (loss) income	Ps.	9,244,372	(16,276,121)	1,789	(969,782)	2,004,372	(3,336,956)	(744,824)	2,521,671	(47,929,561)

Assets: By segment	Ps.	2,136,833,275	594,079,464	—	29,277,969	263,496,192	10,541,420	32,133,052	187,936,000	2,159,248,410
Less unrealized intersegment sales		1,057,924	(6,241,247)	—	—	7,184	(26,886)	(5,304)	(462,489)	—
Less unrealized gain due to production cost valuation of inventory		(3,993,365)	(59,944,861)	—	—	—	—	—	(8,465,262)	—
Less capitalized refined products		(263,624)	—	—	—	—	—	—	—	—
Less depreciation of revalued assets		(23,160,662)	—	—	(2,158,379)	(84,205,024)	(1,980,175)	(8,902,379)	(424,850)	—
Less equity method for unrealized profits		(780,537)	(8,509,974)	—	—	(86,676)	(2,859,122)	(307,520)	(735,604)	—
Less amortization of capitalized interest		59,491	8,123	—	—	—	—	—	—	—

Total consolidated assets	Ps.	2,109,752,502	519,391,505	—	27,119,590	179,211,676	5,675,237	22,917,849	177,847,795	2,159,248,410

Liabilities:
By segment	Ps.	2,613,361,506	759,983,725	—	14,700,897	40,684,421	6,640,994	2,846,006	106,245,862	3,675,558,718
Less unrealized intersegment sales		—	(4,419,930)	—	886,713	—	—	—	(711,215)	—

Total consolidated liabilities	Ps.	2,613,361,506	755,563,795	—	15,587,610	40,684,421	6,640,994	2,846,006	105,534,647	3,675,558,718

As of/for the six month periods ended June 30, 2017	Exploration and Production		Industrial Transformation	Cogeneration and Services	Drilling and Services	Logistics	Fertilizers	Ethylene	Trading Companies	Corporate and Other Operating Subsidiary Companies
Sales:
By segment	Ps.	387,322,281	490,816,991	60,037	2,761,289	47,415,890	2,380,931	7,078,657	483,379,785	37,529,927
Less unrealized intersegment sales		—	(1,157,952)	—	(1,082,039)	—	(37,267)	—	(30,428)	—

Total consolidated sales	Ps.	387,322,281	489,659,039	60,037	1,679,250	47,415,890	2,343,664	7,078,657	483,349,357	37,529,927

Operating income (loss):
By segment	Ps.	184,850,445	(51,285,496)	(31,418)	(1,771,044)	18,769,749	(956,346)	(1,273,795)	130,103	(5,746,720)
Less unrealized intersegment sales		—	(1,157,952)	—	(1,082,039)	—	(37,267)	—	(30,428)	—
Less unrealized gain due to production cost valuation of inventory		(114,602)	(1,817,814)	—	980,327	—	—	—	108,686	—
Less capitalized refined products		(137,708)	—	—	—	—	—	—	—	—
Less amortization of capitalized interest		59,491	—	—	—	—	—	—	—	—
Less depreciation of revaluated assets		—	—	—	312,280	3,445,143	178,715	684,156	—	—

Total consolidated operating income (loss)	Ps.	184,657,626	(54,261,262)	(31,418)	(1,560,476)	22,214,892	(814,898)	(589,639)	208,361	(5,746,720)

Net income (loss):
By segment	Ps.	164,547,750	(34,979,887)	(139,629)	(1,267,592)	15,004,575	8,506,409	(1,147,445)	(1,089,708)	122,748,339
Less unrealized intersegment sales		—	(1,157,952)	—	(1,082,039)	—	(37,267)	—	(30,428)	—
Less unrealized gain due to production cost valuation of inventory		(114,602)	(1,817,814)	—	980,327	—	—	—	108,686	—

Less capitalized refined products		(137,708)	—	—	—	—	—	—	—	—
Less equity method elimination		60,626	190,197	96,679	—	—	(9,521,659)	(99,030)	—	—
Less amortization of capitalized interest		59,491	—	—	—	—	—	—	—	—
Less depreciation of revaluated assets		—	—	—	312,280	3,445,143	178,715	684,156	—	—

Total consolidated net (loss) income	Ps.	164,415,557	(37,765,456)	(42,950)	(1,057,024)	18,449,718	(873,802)	(562,319)	(1,011,450)	122,748,339

Assets: By segment	Ps.	2,136,980,546	1,138,758,388	319,675	26,583,936	299,475,440	17,670,356	36,369,522	142,127,674	2,202,326,329
Less unrealized intersegment sales		605,205	(5,324,176)	—	—	7,184	—	(5,304)	(362,958)	—
Less unrealized gain due to production cost valuation of inventory		(3,361,384)	(35,179,252)	—	—	—	(37,267)	—	(6,711,506)	—
Less capitalized refined products		(137,708)	—	—	—	—	—	—	—	—
Less depreciation of revalued assets		(22,250,279)	—	—	(2,950,563)	(120,352,146)	(5,121,329)	(12,061,980)	(424,850)	—
Less equity method for unrealized profits		(681,429)	(7,063,571)	53,411	—	—	(3,845,568)	(887,998)	(1,703,068)	—
Less amortization of capitalized interest		59,491	8,123	—	—	—	—	—	—	—

Total consolidated assets	Ps.	2,111,214,442	1,091,199,512	373,086	23,633,373	179,130,478	8,666,192	23,414,240	132,925,292	2,202,326,329

Liabilities:
By segment	Ps.	2,307,044,263	1,304,436,598	692,443	13,318,729	26,070,184	2,998,974	1,870,963	68,454,797	3,287,511,886
Less unrealized intersegment sales		—	(4,419,930)	—	497,567	—	—	—	305,387	—

Total consolidated liabilities	Ps.	2,307,044,263	1,300,016,668	692,443	13,816,296	26,070,184	2,998,974	1,870,963	68,760,184	3,287,511,886

As of the year ended December 31, 2017	Exploration and Production		Industrial Transformation	Cogeneration and Services	Drilling and Services	Logistics	Fertilizers	Ethylene	Trading Companies	Corporate and Other Operating Subsidiary Companies
Assets: By segment	Ps.	2,084,553,745	912,770,881	179,807	28,256,876	276,537,764	17,689,305	35,498,783	195,538,239	2,111,740,735
Less unrealized intersegment sales		858,094	(5,389,977)	—	—	7,183	—	(5,303)	(408,059)	—
Less unrealized gain due to production cost valuation of inventory		(3,657,242)	(42,379,229)	—	—	—	(26,886)	—	(7,163,664)	—
Less capitalized refined products		(574,381)	—	—	—	—	—	—	—	—
Less depreciation of revalued assets		(22,503,168)	—	—	(2,036,128)	(84,557,831)	(2,165,068)	(9,522,686)	(424,849)	—
Less equity method for unrealized profits		(759,624)	(7,813,492)	—	—	(91,123)	(6,573,895)	(2,828,749)	(732,768)	—
Less amortization of capitalized interest		118,981	8,123	—	—	—	—	—	—	—

Total consolidated assets	Ps.	2,058,036,405	857,196,306	179,807	26,220,748	191,895,993	8,923,456	23,142,045	186,808,899	2,111,740,735

Liabilities:
By segment	Ps.	2,570,412,398	1,081,528,677	531,580	13,186,297	56,706,251	6,556,050	2,308,890	116,648,398	3,587,988,972
Less unrealized intersegment sales		—	(4,419,929)	—	700,127	—	—	—	194,483	—

Total consolidated liabilities	Ps.	2,570,412,398	1,077,108,748	531,580	13,886,424	56,706,251	6,556,050	2,308,890	116,842,881	3,587,988,972